Derivatives - Schedule of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Fair value	$ (5,164)	$ 2,280
IRLCs
Derivative [Line Items]
Fair value	59,579	16,786
Notional amount	10,594,329	6,727,739
FLSCs
Derivative [Line Items]
Fair value	(64,743)	(14,506)
Notional amount	$ 16,602,739	$ 10,674,680